Interest-Bearing Borrowings - Schedule of Loan Notes – Liability Component (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Loan Notes – Liability Component [Abstract]
Beginning balance	$ 8,745,192
Issued during the year	5,000,000
Finance costs	18,975,635
Repayment during the year	(32,720,827)
Ending balance